Summary of Significant Accounting Policies (Details Narrative)	9 Months Ended	12 Months Ended
	Sep. 30, 2025 USD ($) Integer	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) Integer	Dec. 31, 2023 USD ($) Integer	Mar. 31, 2025	Dec. 14, 2023 USD ($)
Product Information [Line Items]
Amortization expense	$ 838,364	$ 19,467
Cash equivalents		0	$ 0	$ 0	$ 0
Allowance for credit losses		24,210	$ 24,210	$ 24,210	5,748
Bad debt expenses for accounts receivable		18,462			$ 65,013
Number of operating segments	3		2	2	1
Goodwill impairment		2,725,460
Deferred offering costs							$ 3,233,097
Advertising costs		$ 467,897			$ 941,737
Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage			14.00%
Computer Equipment [Member]
Product Information [Line Items]
Property and equipment estimated useful lives						3 years